Summary of Significant Accounting Policies (Details 3) (Preferred stock warrant, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Preferred stock warrant
Warrant Liability
Balance at the beginning of the period	$ 697
Issuance of Series A Preferred Stock warrants		612
Changes in fair value of warrants included in earnings	766	85
Balance at the end of the period	$ 1,463	$ 697